J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Intrepid Value Fund
JPMorgan U.S. Equity Fund

JPMORGAN TRUST II
JPMorgan Equity Income Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
(each a Fund and collectively the Funds)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

Effective September 1, 2010, the “Annual Fund Operating Expenses” and “Example” tables and sections for the Funds in the Prospectus are hereby replaced with the corresponding tables below.

JPMorgan Equity Income Fund

The tables and sections below replace the corresponding tables and sections on pages 10 and 11 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	49	0.	49	0.	50	0.	50
Total Other Expenses	0.74		0.74		0.75		0.75
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses	1.40		1.90		1.91		1.16
Fee Waivers and Expense Reimbursements[1]	(0.35)		(0.35)		(0.36)		(0.36)
Net Expenses[1]	1.05		1.55		1.55		0.80

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.04%, 1.54%, 1.54% and 0.79%, respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

SUP-LCABCS-CAP-910

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	626	912	1,219	2,088
Class B Shares ($)	658	863	1,194	2,063
Class C Shares ($)	258	565	998	2,204
Select Class Shares ($)	82	333	604	1,377

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	626	912	1,219	2,088
Class B Shares ($)	158	563	994	2,063
Class C Shares ($)	158	565	998	2,204
Select Class Shares ($)	82	333	604	1,377

JPMorgan Intrepid Value Fund

The tables and sections below replace the corresponding tables and sections on pages 34 and 35 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	39	0.	39	0.	40
Total Other Expenses	0.64		0.64		0.65
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses	1.55		2.05		1.31
Fee Waivers and Expense Reimbursements[1]	(0.59)		(0.59)		(0.50)
Net Expenses[1]	0.96		1.46		0.81

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95%, 1.45% and 0.80%, respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	618	934	1,272	2,226
Class C Shares ($)	249	586	1,049	2,332
Select Class Shares ($)	83	366	670	1,535

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	618	934	1,272	2,226
Class C Shares ($)	149	586	1,049	2,332
Select Class Shares ($)	83	366	670	1,535

JPMorgan Large Cap Growth Fund

The tables and sections below replace the corresponding tables and sections on pages 38 and 39 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.50%		0.50%		0.50%		0.50%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	45	0.	43	0.	44	0.	44
Total Other Expenses	0.70		0.68		0.69		0.69
Total Annual Fund Operating Expenses	1.45		1.93		1.94		1.19
Fee Waivers and Expense Reimbursements[1]	(0.35)		(0.33)		(0.34)		(0.24)
Net Expenses[1]	1.10		1.60		1.60		0.95

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.10%, 1.60%, 1.60% and 0.95%, respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	631	927	1,244	2,141
Class B Shares ($)	663	874	1,211	2,102
Class C Shares ($)	263	576	1,016	2,237
Select Class Shares ($)	97	354	631	1,422

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	631	927	1,244	2,141
Class B Shares ($)	163	574	1,011	2,102
Class C Shares ($)	163	576	1,016	2,237
Select Class Shares ($)	97	354	631	1,422

JPMorgan Large Cap Value Fund

The tables and sections below replace the corresponding tables and sections on pages 42 and 43 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	27	0.	27	0.	27	0.	27
Total Other Expenses	0.52		0.52		0.52		0.52
Total Annual Fund Operating Expenses	1.17		1.67		1.67		0.92
Fee Waivers and Expense Reimbursements[1]	(0.22)		(0.22)		(0.22)		(0.12)
Net Expenses[1]	0.95		1.45		1.45		0.80

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95%, 1.45%, 1.45% and 0.80%, respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	617	856	1,115	1,852
Class B Shares ($)	648	805	1,087	1,825
Class C Shares ($)	248	505	887	1,958
Select Class Shares ($)	82	281	498	1,120

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	617	856	1,115	1,852
Class B Shares ($)	148	505	887	1,825
Class C Shares ($)	148	505	887	1,958
Select Class Shares ($)	82	281	498	1,120

JPMorgan U.S. Equity Fund

The tables and sections below replace the corresponding tables and sections on pages 46 and 47 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	22	0.	21	0.	22	0.	22
Total Other Expenses	0.47		0.46		0.47		0.47
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses	1.13		1.62		1.63		0.88
Fee Waivers and Expense Reimbursements[1]	(0.15)		(0.14)		(0.15)		(0.08)
Net Expenses[1]	0.98		1.48		1.48		0.80

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.97%, 1.47%, 1.47% and 0.79%, respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	620	851	1,101	1,815
Class B Shares ($)	651	797	1,068	1,779
Class C Shares ($)	251	500	872	1,920
Select Class Shares ($)	82	273	480	1,077

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class A Shares ($)	620	851	1,101	1,815
Class B Shares ($)	151	497	868	1,779
Class C Shares ($)	151	500	872	1,920
Select Class Shares ($)	82	273	480	1,077

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE